Acquisitions, Goodwill and Intangible Assets (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Balance as of beginning balance	$ 3,168	$ 3,267
Translation adjustment	435	(99)
Balance as of ending balance	5,177	$ 3,168
ECNP
Business Combination [Line Items]
Acquisition	$ 1,574